JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 87.9%
INVESTMENT COMPANIES — 87.9%
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)(Cost $55,533,062)	55,516,391	55,544,149

Total Investments — 87.9% (Cost $55,533,062)		55,544,149
Other Assets Less Liabilities — 12.1%		7,648,546

Net Assets — 100.0%		63,192,695

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
IBEX 35 Index	24	02/2020	EUR	2,493,346	(47,807)
LME Aluminum Base Metal	1	02/2020	USD	42,588	(1,269)
LME Nickel Base Metal	4	02/2020	USD	306,876	(13,308)
LME Zinc Base Metal	26	02/2020	USD	1,435,850	(44,977)
Natural Gas	5	02/2020	USD	91,950	(20,285)
Sugar No. 11	26	02/2020	USD	425,443	17,618
WTI Crude Oil	31	02/2020	USD	1,600,530	(231,182)
Australia 10 Year Bond	130	03/2020	AUD	12,869,417	271,986
Australia 3 Year Bond	27	03/2020	AUD	2,096,245	9,157
CAC 40 10 Euro Index	35	03/2020	EUR	2,242,948	(96,453)
Cocoa	52	03/2020	USD	1,444,040	163,713
Coffee ‘C’	14	03/2020	USD	538,912	(89,873)
Copper	2	03/2020	USD	125,775	(14,730)
Cotton No. 2	11	03/2020	USD	371,250	(13,813)
DAX Index	7	03/2020	EUR	2,512,953	(72,950)
EURO STOXX 50 Index	60	03/2020	EUR	2,412,921	(72,606)
Feeder Cattle	27	03/2020	USD	1,837,013	(136,580)
FTSE 100 Index	22	03/2020	GBP	2,090,011	(93,843)
FTSE/MIB Index	17	03/2020	EUR	2,184,851	(36,594)
LME Aluminum Base Metal	15	03/2020	USD	641,625	(38,975)
LME Nickel Base Metal	4	03/2020	USD	307,500	(28,944)
LME Zinc Base Metal	19	03/2020	USD	1,047,375	(88,051)
Natural Gas	13	03/2020	USD	245,050	(33,305)
S&P 500 E-Mini Index	15	03/2020	USD	2,418,750	20,220
Silver	9	03/2020	USD	810,900	26,601
SPI 200 Index	22	03/2020	AUD	2,528,713	29,980
TOPIX Index	18	03/2020	JPY	2,736,721	(130,324)
U.S. Treasury 5 Year Note	22	03/2020	USD	2,647,906	31,227
U.S. Treasury 10 Year Note	89	03/2020	USD	11,724,359	258,726
U.S. Treasury Long Bond	2	03/2020	USD	327,563	14,558
Wheat	49	03/2020	USD	1,356,688	22,743
WTI Crude Oil	13	03/2020	USD	672,750	(131,644)
100 oz Gold	14	04/2020	USD	2,227,960	28,733
Live Cattle	44	04/2020	USD	2,106,280	(128,860)
Copper	15	05/2020	USD	944,437	(107,827)
Silver	5	05/2020	USD	452,375	(9,888)
Live Cattle	27	06/2020	USD	1,205,010	(81,280)
Cocoa	19	07/2020	USD	534,090	53,213

					(816,893)

Short Contracts
Hang Seng Index	(1)	02/2020	HKD	(167,269)	6,762
LME Aluminum Base Metal	(29)	02/2020	USD	(1,235,038)	58,341
LME Nickel Base Metal	(1)	02/2020	USD	(76,719)	6,876
LME Zinc Base Metal	(1)	02/2020	USD	(55,225)	1,647
Natural Gas	(26)	02/2020	USD	(478,140)	23,332
Canada 10 Year Bond	(36)	03/2020	CAD	(3,865,770)	(81,973)
Corn	(73)	03/2020	USD	(1,391,563)	23,222
Euro-Bobl	(29)	03/2020	EUR	(4,340,644)	(26,612)
Euro-Bund	(19)	03/2020	EUR	(3,688,434)	(68,141)
Euro-Buxl	(1)	03/2020	EUR	(233,899)	(10,543)
Euro-Schatz	(334)	03/2020	EUR	(41,518,828)	(53,109)
Japan 10 Year Bond	(6)	03/2020	JPY	(8,464,399)	(43,196)

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
LME Aluminum Base Metal	(48)	03/2020	USD	(2,053,200)	121,052
LME Nickel Base Metal	(5)	03/2020	USD	(384,375)	30,531
LME Zinc Base Metal	(17)	03/2020	USD	(937,125)	73,109
Long Gilt	(51)	03/2020	GBP	(9,087,602)	(221,380)
Soybean	(11)	03/2020	USD	(479,875)	37,843
U.S. Treasury 2 Year Note	(10)	03/2020	USD	(2,163,828)	(7,442)
Feeder Cattle	(9)	04/2020	USD	(618,863)	28,811
Lean Hogs	(74)	04/2020	USD	(1,823,360)	389,492
Coffee ‘C’	(25)	05/2020	USD	(983,438)	129,375
Corn	(106)	05/2020	USD	(2,048,450)	27,025
Cotton No. 2	(43)	05/2020	USD	(1,468,665)	22,026
Lean Hogs	(17)	06/2020	USD	(522,580)	72,430
Coffee ‘C’	(16)	07/2020	USD	(642,900)	103,583
Corn	(52)	07/2020	USD	(1,016,600)	14,184

					657,245

					(159,648)

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	315,781	USD	347,772	Merrill Lynch International	2/12/2020	2,614
USD	303,043	AUD	449,133	Merrill Lynch International	2/12/2020	2,357
USD	432,462	AUD	627,887	TD Bank Financial Group	2/12/2020	12,103
USD	326,352	EUR	292,584	Barclays Bank plc	2/12/2020	1,706
USD	184,073	EUR	164,260	TD Bank Financial Group	2/12/2020	1,813
USD	82,182	JPY	8,895,892	BNP Paribas	2/12/2020	44
AUD	52,242	NZD	53,948	BNP Paribas	2/18/2020	101
EUR	37,874	NZD	63,755	BNP Paribas	2/18/2020	821
EUR	47,015	NZD	78,891	Goldman Sachs International	2/18/2020	1,183
INR	27,841,374	USD	386,198	Goldman Sachs International**	2/18/2020	2,145
JPY	6,112,984	NZD	84,349	Barclays Bank plc	2/18/2020	1,927
JPY	4,816,050	USD	44,268	Citibank, NA	2/18/2020	213
MXN	7,315,457	USD	384,972	Citibank, NA	2/18/2020	1,397
NZD	94,216	AUD	90,952	Standard Chartered Bank	2/18/2020	13
USD	3,055,671	AUD	4,429,080	BNP Paribas	2/18/2020	90,157

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	36,958	CAD	48,737	BNP Paribas	2/18/2020	132
USD	3,702,681	EUR	3,302,551	State Street Corp.	2/18/2020	36,926
USD	388,167	HUF	114,629,355	Citibank, NA	2/18/2020	11,144
USD	2,390,040	JPY	258,628,135	TD Bank Financial Group	2/18/2020	1,367
USD	388,920	KRW	452,543,052	Goldman Sachs International**	2/18/2020	10,775
USD	62,687	NOK	557,771	Barclays Bank plc	2/18/2020	2,043
USD	6,615,032	NOK	58,102,166	BNP Paribas	2/18/2020	297,819
USD	68,934	NZD	105,072	BNP Paribas	2/18/2020	1,004
USD	71,360	NZD	107,597	State Street Corp.	2/18/2020	1,798
USD	389,032	PLN	1,473,349	HSBC Bank, NA	2/18/2020	8,744
USD	389,322	TWD	11,652,029	Goldman Sachs International**	2/18/2020	5,584

Total unrealized appreciation						495,930

AUD	627,887	USD	425,419	HSBC Bank, NA	2/12/2020	(5,060)
USD	79,938	GBP	61,416	Merrill Lynch International	2/12/2020	(1,179)
AUD	78,202	NZD	81,392	Barclays Bank plc	2/18/2020	(260)
CAD	2,839,005	USD	2,188,426	BNP Paribas	2/18/2020	(43,253)
NOK	649,065	USD	71,295	Citibank, NA	2/18/2020	(724)
NOK	548,647	USD	61,613	Goldman Sachs International	2/18/2020	(1,961)
NZD	51,634	EUR	30,743	State Street Corp.	2/18/2020	(742)
NZD	74,343	JPY	5,387,009	State Street Corp.	2/18/2020	(1,691)
NZD	93,762	USD	61,098	BNP Paribas	2/18/2020	(481)
NZD	82,475	USD	54,492	Citibank, NA	2/18/2020	(1,171)
NZD	13,557,800	USD	9,023,028	Merrill Lynch International	2/18/2020	(257,845)
RON	1,659,357	USD	387,675	Barclays Bank plc	2/18/2020	(2,650)
RUB	24,014,022	USD	387,534	Goldman Sachs International**	2/18/2020	(12,502)
SEK	10,922,773	USD	1,164,515	TD Bank Financial Group	2/18/2020	(29,168)
USD	366,663	CHF	354,975	Barclays Bank plc	2/18/2020	(2,223)
USD	652,521	GBP	494,479	BNP Paribas	2/18/2020	(674)
USD	389,229	ILS	1,347,062	Merrill Lynch International	2/18/2020	(1,347)
USD	68,882	NOK	635,458	HSBC Bank, NA	2/18/2020	(209)
ZAR	5,522,270	USD	386,581	Merrill Lynch International	2/18/2020	(19,306)

Total unrealized depreciation						(382,446)

Net unrealized appreciation						113,484

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (Continued)

Managed Futures Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$55,544,149	$—	$—	$55,544,149

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$495,930	$—	$495,930
Futures Contracts	2,081,374	36,742	—	2,118,116

Total Appreciation in Other Financial Instruments	$2,081,374	$532,672	$—	$2,614,046

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(382,446)	$—	$(382,446)
Futures Contracts	(1,727,187)	(550,577)	—	(2,277,764)

Total Depreciation in Other Financial Instruments	$(1,727,187)	$(933,023)	$—	$(2,660,210)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Level 2 consists of Foreign Futures that is held as initial margin for futures contracts.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Funds’ distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)	$44,828,379	$21,885,590	$11,176,941	$511	$6,610	$55,544,149	55,516,391	$235,115	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	987,579	2,496	990,075	—	—	—	—	667	—

Total	$45,815,958	$21,888,086	$12,167,016	$511	$6,610	$55,544,149		$235,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (Continued)

contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.